Investments - Additional Information (Detail) - GBP (£) £ in Millions	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of investment [line items]
Available-for-sale investments	£ 2,621	£ 1,474	£ 2,917
Level 2 [Member]
Disclosure of investment [line items]
Available-for-sale investments	2,575	1,437	2,878
Level 3 [Member]
Disclosure of investment [line items]
Available-for-sale investments	14	16	15
Sterling [Member]
Disclosure of investment [line items]
Investments in term deposits denominated in currencies	416	35	10
Sterling [Member] | Level 2 [Member]
Disclosure of investment [line items]
Available-for-sale investments	2,180	900	2,430
USD [Member]
Disclosure of investment [line items]
Investments in term deposits denominated in currencies	27	30	30
Other Currencies [Member]
Disclosure of investment [line items]
Investments in term deposits denominated in currencies	4	18
Euros [Member] | Level 2 [Member]
Disclosure of investment [line items]
Available-for-sale investments	£ 395	£ 537	£ 448